Note 12 - Financial Assets at Fair Value through Profit and Loss (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Fair Value through Profit and Loss [Abstract]
Traded loans included in "Other trading assets"	€ 8,200	€ 8,000
Group's maximum exposure to credit risk on drawn loans, including securities purchased under resale agreements and securities borrowed	€ 75	€ 168